Nature of Business and Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Nature Of Business And Significant Accounting Policies
Common stock issued for services	$ 58,800			$ 263,079
Warrants issued for services	(4,589)	209,957	319,986	96,767
Warrants issued for services, related parties	6,507	825,778	1,529,182	394,540
Stock based compensation	$ 60,718	$ 1,035,735	$ 1,849,168	$ 754,386